Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Summary of Deposits [Abstract]
Demand deposits, noninterest-bearing	$ 360,329	$ 124,356
Checking accounts	52,721	51,629
Money market deposits	208,335	149,311
Savings deposits	131,127	173,226
Time deposits of $250,000 or more	59,455	51,145
Other time deposits	279,512	233,199
Brokered time deposits	92,394	83,517
Total deposits	1,183,873	$ 866,383
Scheduled maturities of certificates of deposit [Abstract]
2019	367,504
2020	46,666
2021	8,626
2022	5,957
2023	2,593
2024	15
Total	$ 431,361